CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2015 CNY (¥)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) [Abstract]
Issuance of ordinary shares upon initial public offering ("IPO"), issuance cost	¥ 80,962